Shareholder Report, Holdings (Details) - C000005441	Jun. 30, 2026
Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%